Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Accrued salaries and other payroll liabilities	$ 305
Accrued professional services	2,383
Other accrued expenses and current liabilities	590
Total	$ 3,278	$ 2,191
Previously Reported [Member]
Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Accrued salaries and other payroll liabilities		36
Accrued professional services		1,962
Other accrued expenses and current liabilities		193
Total		$ 2,191